DISCONTINUED OPERATIONS (The Condensed Cash Flows Of Qufan) (Details) - Qufan [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) [1]	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) [2]
Net cash (used in) provided by operating activities	¥ 839	$ 122	¥ 11,010	¥ (351)
Net cash used in investing activities	0	0	(22,000)	0
Net cash provided by financing activities	¥ 0	$ 0	¥ 52,250	¥ 510

[1]	Included financial results of discontinued operations from January 1, 2018 to February 9, 2018.
[2]	Included financial results of discontinued operations from November 25, 2016 to December 31, 2016.